Intangible Assets	12 Months Ended
Dec. 31, 2017
Disclosure of detailed information about intangible assets [abstract]
Intangible Assets
Note 9 - Intangible Assets

Intangible assets include capitalized development costs relating to one of the Company’s products in accordance with the requirements of IAS 38, Intangible Assets, as described in Note 3E.

During 2016 the Company capitalized development costs, as detailed below. In the years 2017 and 2015 the Company did not capitalize development costs.

Presented hereunder is the movement in the carrying amount of intangible assets during the years 2017 and 2016:

Capitalized development costs
USD thousands
Cost

Balance as of December 31, 2017 and 2016	2,332

Amortization
Balance as of December 31, 2016	74
Amortization for the year ended December 31, 2017	333

Balance as of December 31, 2017	407

Carrying amount
December 31, 2016	2,258
December 31, 2017	1,925

Amortization

The current amortization of development costs is recognized in cost of sales.